Joint Arrangements - Joint Operations (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	100.00%
WRB Refining LP
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
WRB Refining LP | Phillips 66
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%